Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Schedule of assumptions used to determine fair value of stock options granted

	January 25,	June 29,	May 3,	October 11,	April 30,	May 9,	October 31,	April 30,
	2015	2015	2016	2017	2018	2018	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of underlying ordinary shares	4.91	9.66	16.98	30.29	41.33	38.14	26.74	16.65
Exercise Price	0.27	0.27	0.27 - 10.71	0.27 - 27.02	25.42	30.27	27.93	31.96
Expected Volatility per annum (“p.a.”)	43.00%	38.00%	42.00%	38.60%	45.47%	39.3%	43.90%	30.15%
Risk-Free Rate (p.a.)	1.81%	2.33%	1.81%	2.35%	2.96%	2.94%	3.15%	2.97%
Exercise Multiple	2.5	2.5	2.5	2.5	2.5	5.58-38.33	2.5	NIL
Dividend Yield (p.a.)	NIL	NIL	NIL	NIL	NIL	NIL	NIL	NIL
Time to Maturity (Years)	10	10	10	10	10	5	10	10

Employee Stock Option [Member]
Share-based compensation
Summary of stock option activity

				Intrinsic
				value of
	Number of	Exercise Price	Remaining	options
	Options	RMB	Contractual	RMB
Outstanding, as of January 1, 2024	6,197,825	0.27-31.96	1.06-5.33	10,639,290
Granted	—	—	—	—
Exercised	1,991,311	0.27	—	—
Forfeited/Cancelled	203,000	10.71-30.27	—	—
Outstanding, as of December 31, 2024	4,003,514	0.27-31.96	0.06-4.32	5,954,422
Vested and expected to vest as of December 31, 2024	4,003,514	0.27-31.96	0.06-4.32	5,954,422
Exercisable as of December 31, 2024	4,003,514	0.27-31.96	0.06-4.32	5,954,422

Schedule of allocated share-based compensation expense

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Origination and servicing	905,756	70,740	—	—
General and administrative	9,340,416	344,007	—	—
Borrower acquisitions and marketing	494,476	—	—	—

Restricted stock units
Share-based compensation
Summary of stock option activity

		Weighted-Average Grant-Date
	Number of	Fair Value
	Restricted Shares	RMB
Outstanding, as of January 1, 2024	13,915,643	4.95
Granted	7,210,000	4.91
Vested	7,341,375	4.93
Forfeited	408,998	4.97
Outstanding, as of December 31, 2024	13,375,270	4.94

Schedule of allocated share-based compensation expense

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Origination and servicing	26,040,888	25,396,830	14,643,365	2,006,133
General and administrative	16,743,484	16,617,520	22,078,845	3,024,789
Borrower acquisitions and marketing	12,795	169,113	3,455,597	473,415